Commitments and Contingencies (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	May 04, 2022	Apr. 27, 2022	Jun. 30, 2022	Dec. 31, 2021	May 02, 2022
Commitments and Contingencies (Details) [Line Items]
Underwriting agreement, description			The underwriters are entitled to a deferred fee of three percent (3.0%) of the gross proceeds of the Initial Public Offering, or $2,250,000. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.	The underwriters are entitled to a deferred fee of three percent (3.0%) of the gross proceeds of the Initial Public Offering, or $2,250,000. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.
Underwriters’ deferred	$ 2,250,000
Business combination amount	$ 500,000
Aggregate merger consideration			$ 175,000,000
Charter amendment, description		On April 27, 2022, the Company filed an amended and restated copy of the M&A, as amended by the Charter Amendment with the Registrar of Corporate Affairs of the British Virgin Islands, effective the same day. In connection with the Meeting, shareholders holding 4,258,586 Public Shares exercised their right to redeem their shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $43.0 million (approximately $10.10 per public share) has been removed from the Trust Account to pay such holders, and approximately $32.7 million remains in the Trust Account. Following such redemptions, the Company has 3,241,414 Public Shares outstanding. The Sponsor will deposit (by way of a non-convertible loan) $66,667 (or approximately $0.02 per Public Share that remain outstanding) per month in connection with the extension of the Company’s termination date from May 3, 2022 up to November 3, 2022.
Aggregate principal amount					$ 400,000
Termination date			Pursuant to the Note, the Sponsor has agreed to loan to the Company up to $400,000 to deposit into the Trust Account in an amount of $66,667 per month to extend the Termination Date on a month-by-month basis through November 3, 2022 as necessary, except that the sixth deposit (if applicable) will be a payment of $66,665 (the “Monthly Extension Amount”).
Deposit into the trust account			$ 66,667
Monthly extension amount			66,665
Convertible debt outstanding			$ 3,900,000
Initial Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Purchased units, percentage			9.90%	9.90%
Initial Public Offering [Member] | Subscription Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Purchased units, percentage			59.40%
Founder Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Interest an aggregate (in Shares)			270,000
Founder shares held by the sponsor (in Shares)			45,000
Subscription Agreements [Member] | Initial Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Purchased units, percentage				59.40%
Founder Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Interest an aggregate (in Shares)				270,000
Founder shares held by the sponsor (in Shares)				45,000
Sponsor [Member]
Commitments and Contingencies (Details) [Line Items]
Loan agreed			$ 400,000